Property and Equipment, net (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Property, Equipment, Gross	$ 1,218,736	$ 107,549
Less: Accumulated Depreciation	(31,034)	(104,300)
Property, Equipment, Net	1,187,702	3,249
Furniture and Equipment [Member]
Property, Equipment, Gross	47,960	107,549
Machinery and Equipment [Member]
Property, Equipment, Gross	938,047	0
Construction in Progress [Member]
Property, Equipment, Gross	$ 232,729	$ 0